COMMITMENTS AND CONTINGENCIES - Estimated purchase commitment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
2021 (remainder of the year)	$ 104,370
2022	202,400	$ 101,200
2023	202,400	202,400
2024		202,400
Total	$ 509,170	$ 506,000